Other employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Other Employee Benefits [Abstract]
Disclosure of detailed information about other employee benefit plans [Table Text Block]
	Year ended
	Dec. 31, 2025	Dec. 31, 2024
Opening defined benefit obligation	$81.5	$103.2
Current service cost[1]	1.8	2.8
Past service cost	-	1.6
Interest cost	3.8	4.5
Benefits paid	(2.8)	(2.9)
Remeasurement actuarial (gain)/loss:
Arising from changes in demographic assumptions	-	(12.8)
Arising from changes in financial assumptions	(4.4)	(1.2)
Arising from experience adjustments	(0.4)	(5.3)
Effects of movements in exchange rates	4.1	(8.4)
Closing defined benefit obligation	$83.6	$81.5

Disclosure of detailed information about other employee benefit plans, balance by member group [Table Text Block]
	Dec. 31, 2025	Dec. 31, 2024
Active members	$26.6	$26.7
Inactive members	57.0	54.8
Closing defined benefit obligation	$83.6	$81.5

Disclosure of detailed information about changes in fair value of assets of other employee benefits plan [Table Text Block]
	Dec. 31, 2025	Dec. 31, 2024
Employer contributions	$2.8	$2.9
Benefits paid	(2.8)	(2.9)
Closing fair value of assets	$-	$-

Disclosure of detailed information about net benefit liability for other employee benefits [Table Text Block]
	Dec. 31, 2025	Dec. 31, 2024
Unfunded benefit obligation	$83.6	$81.5
Vacation accrual and other - non-current	2.4	2.3
Net liability	$86.0	$83.8

Disclosure of detailed information about other employee benefits plan [Table Text Block]
	Dec. 31, 2025	Dec. 31, 2024
Other employee benefits liability - current (note 16)	$3.6	$3.5
Other employee benefits liability - non-current	82.4	80.3
Net liability	$86.0	$83.8

Disclosure of detailed information about employee future benefit expense [Table Text Block]
	Dec. 31, 2025	Dec. 31, 2024
Current service cost [1]	$1.8	$2.8
Past service cost	-	1.6
Net interest cost	3.8	4.5
Components recognized in consolidated statements of income	$5.6	$8.9

Disclosure of detailed information about remeasurement of other long term employee benefits [Table Text Block]
	Dec. 31, 2025	Dec. 31, 2024
Remeasurement on the net defined benefit liability:
Actuarial gain arising from changes in demographic assumptions	$-	$(12.8)
Actuarial gain arising from changes in financial assumptions	(4.4)	(1.2)
Actuarial gain arising from changes experience adjustments	(0.4)	(5.3)
Components recognized in statements of comprehensive income	$(4.8)	$(19.3)

Total other employee future benefit expense / (income)	$0.8	$(10.4)

Disclosure of detailed information about other employee benefit plan, assumptions used [Table Text Block]
	Dec. 31, 2025	Dec. 31, 2024
Defined benefit cost:
Discount rate	4.74%	4.64%
Initial weighted average health care trend rate	5.67%	5.82%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	20.6	20.5
Females	24.0	23.9

	Dec. 31, 2025	Dec. 31, 2024
Defined benefit obligation:
Discount rate	5.05%	4.74%
Initial weighted average health care trend rate	5.59%	5.67%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	20.7	20.6
Females	24.0	24.0
Average longevity at retirement age for current employees (future pensioners) (years)[1] :
Males	22.5	22.5
Females	25.7	25.6